DEBT (Details)							12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						2 Months Ended		0 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Uncommitted Loans [Member] USD ($)	Dec. 31, 2013 Uncommitted Loans [Member] USD ($)	Dec. 31, 2014 Loans of foreign subsidiaries [Member] USD ($)	Dec. 31, 2013 Loans of foreign subsidiaries [Member] USD ($)	Dec. 31, 2014 Euro Denominated Senior Notes Due November2023 at 3.06 Percent [Member] USD ($)	Dec. 31, 2014 Euro Denominated Senior Notes Due November2023 at 3.06 Percent [Member] EUR (€)	Dec. 31, 2013 Euro Denominated Senior Notes Due November2023 at 3.06 Percent [Member] USD ($)	Dec. 31, 2013 Euro Denominated Senior Notes Due November2023 at 3.06 Percent [Member] EUR (€)	Dec. 31, 2014 Senior Notes Due November 2023 at 3.66 Percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due November 2023 at 3.66 Percent [Member] USD ($)	Dec. 31, 2014 Senior Notes Due November 2018 at 4.47 percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due November 2018 at 4.47 percent [Member] USD ($)	Dec. 31, 2014 Senior Notes Due November 2017 at 4.14 percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due November 2017 at 4.14 percent [Member] USD ($)	Dec. 31, 2014 Senior Notes Due Through May 2017 at 4.91 Percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due Through May 2017 at 4.91 Percent [Member] USD ($)	Dec. 31, 2014 Senior Notes Due November 2016 at 3.77 Percent [Member] USD ($)	Dec. 31, 2013 Senior Notes Due November 2016 at 3.77 Percent [Member] USD ($)	Dec. 31, 2014 Long-term Debt [Member] USD ($)	Dec. 31, 2013 Long-term Debt [Member] USD ($)	Dec. 31, 2014 Various Other Notes [Member] USD ($)	Dec. 31, 2013 Various Other Notes [Member] USD ($)	Dec. 31, 2014 Term Loan [Member] USD ($)	Dec. 31, 2014 Term Loan [Member] LIBOR [Member]	Oct. 24, 2014 Revolver [Member]	Dec. 31, 2014 Revolver [Member] USD ($)	Dec. 31, 2014 Revolver [Member] LIBOR [Member]	Dec. 31, 2014 Line of Credit [Member] USD ($)	Dec. 31, 2013 Line of Credit [Member] USD ($)
Schedule of long term debt [Abstract]
Long-term debt, gross	$ 451,011,000	$ 348,124,000					$ 46,270,000	€ 38,000,000	$ 52,566,000	€ 38,000,000	$ 75,000,000	$ 75,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 25,000,000	$ 88,000,000	$ 99,000,000	$ 25,000,000	$ 25,000,000	$ 98,750,000	$ 0	$ 2,004,000	$ 2,576,000						$ 65,987,000	$ 43,982,000
Less current maturities	0	0
Long-term debt, net	451,011,000	348,124,000
Interest rate, stated percentage							3.06%	3.06%			3.66%		4.47%		4.14%		4.91%		3.77%
Maturity date																											Oct. 24, 2019
Term loan, maturity date							Nov. 30, 2023	Nov. 30, 2023			Nov. 30, 2023		Nov. 30, 2018		Nov. 30, 2017		May 31, 2017		Nov. 30, 2016						Oct. 24, 2019
Term loan, face amount																									100,000,000
Interest rate, description																										LIBOR Plus 1.375%			LIBOR Plus 1.375%
Interest rate (in hundredths)																										1.375%			1.375%
Credit facility, amount																												350,000,000		450,000,000
Long term debt additional disclosures [Abstract]
Average effective interest rate (in hundredths)																														1.54%	1.54%
Remaining borrowing capacity																												277,700,000		41,800,000
Aggregate amounts of contractual maturities of long-term debt for the next five years [Abstract]
Amounts due in 2015	18,400,000
Amounts due in 2016	43,800,000
Amounts due in 2017	99,100,000
Amounts due in 2018	35,000,000
Amounts due in 2019	133,500,000
Debt covenants [Abstract]
Debt to EBITDA (Maximum), Actual	1.74
Net Worth (Minimum), Actual	1,046,935,000	1,242,684,000
Interest Coverage (Minimum), Actual	8.64
Debt to EBITDA (Maximum), Required	3.50
Net Worth (Minimum), Required	625,000,000
Interest Coverage (Minimum), Required	2.0
Stand-by letters of credit outstanding	6,300,000	6,300,000
Short-term borrowings [Abstract]
Short-term borrowings	$ 15,888,000	$ 7,050,000	$ 14,086,000	$ 4,600,000	$ 1,802,000	$ 2,450,000
Weighted-average interest rates on short-term borrowings (in hundredths)	1.66%	2.16%